Contractual Obligations - Summary of Contractual Obligations (Detail) - SEK (kr) kr in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of Contractual Obligations [line items]
Other non-current liabilities		kr 1,292	kr 996
Trade payables		26,335	30,173
Contractual obligations [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	36,400	44,200
Lease obligations	[2]	8,900	8,600
Other non-current liabilities		1,300	1,000
Purchase obligations	[3]	35,800	22,100
Trade payables		26,300	30,200
Commitments for customer ﬁnance	[4]	55,900	47,700
Derivatives liabilities	[4]	200	3,300
Total		164,800	157,100
Contractual obligations [member] | 2024 [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	4,000	6,800
Lease obligations	[2]	2,100	2,500
Other non-current liabilities		0	0
Purchase obligations	[3]	22,100	18,700
Trade payables		26,300	30,200
Commitments for customer ﬁnance	[4]	32,900	28,800
Derivatives liabilities	[4]	200	1,400
Total		87,600	88,400
Contractual obligations [member] | Maturity between 1 and 3 years [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	18,000	10,900
Lease obligations	[2]	3,200	3,300
Other non-current liabilities		200	100
Purchase obligations	[3]	9,500	2,700
Trade payables		0	0
Commitments for customer ﬁnance	[4]	21,000	18,900
Derivatives liabilities	[4]	0	1,800
Total		51,900	37,700
Contractual obligations [member] | Maturity between 3 and 5 years [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	11,600	16,300
Lease obligations	[2]	2,100	1,600
Other non-current liabilities		800	800
Purchase obligations	[3]	3,400	700
Trade payables		0	0
Commitments for customer ﬁnance	[4]	2,000	0
Derivatives liabilities	[4]	0	100
Total		19,900	19,500
Contractual obligations [member] | 2029 and later [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	2,800	10,200
Lease obligations	[2]	1,500	1,200
Other non-current liabilities		300	100
Purchase obligations	[3]	800	0
Trade payables		0	0
Commitments for customer ﬁnance	[4]	0	0
Derivatives liabilities	[4]	0	0
Total		kr 5,400	kr 11,500

[1]	Current and non-current debt, including interest commitments.
[2]	Future lease obligations, nominal lease liability, see also note C3 “Leases.”
[3]	The amounts of purchase obligations are gross, before deduction of any related provisions.
[4]	See also note F1 “Financial risk management.”